Taxes (Details 2)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Deferred tax assets:
Allowance for credit losses	$ 71,174	¥ 484,761	¥ 871,837
Impairment loss for investment	58,730	400,000	400,000
Net operating loss carry forward	3,019,327	20,564,337	17,114,228
Inventory reserve	10,323	70,307	101,355
Right of use
Less: valuation allowance	3,159,554	21,519,405	(18,487,420)
Deferred tax assets, net
Deferred tax liabilities:
Recognition of intangible assets arising from business combinations
Deferred tax liabilities, net
Total deferred tax assets, net